UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2021

CLEARBRIDGE

DIVIDEND STRATEGY

FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks dividend income, growth of dividend income and long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Dividend Strategy Fund for the six-month reporting period ended June 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

II	ClearBridge Dividend Strategy Fund

Performance review

For the six months ended June 30, 2021, Class A shares of ClearBridge Dividend Strategy Fund, excluding sales charges, returned 12.96%. The Fund’s unmanaged benchmark, the S&P 500 Indexi, returned 15.25% for the same period. The Lipper Equity Income Funds Category Averageii returned 15.53% over the same time frame.

Performance Snapshot as of June 30, 2021 (unaudited)
(excluding sales charges)	6 months
ClearBridge Dividend Strategy Fund:
Class 1[1]	13.15%
Class A	12.96%
Class C	12.55%
Class FI	12.99%
Class R	12.80%
Class I	13.12%
Class IS	13.16%
S&P 500 Index	15.25%
Lipper Equity Income Funds Category Average	15.53%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class FI, Class R, Class I and Class IS shares were 0.76%, 1.05%, 1.74%, 0.97%, 1.37%, 0.74% and 0.68%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

The Fund’s Class 1 shares are closed to all purchases and incoming exchanges. Investors owning Class 1 shares may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

ClearBridge Dividend Strategy Fund	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

RISKS: Equity securities are subject to price and market fluctuations. International investments are subject to special risks including currency fluctuations and social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Real estate investment trusts (“REITs”) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit, and interest rate risks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Dividends are not guaranteed, and a company may reduce or eliminate its dividend at any time. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The S&P 500 Index is an unmanaged index of the stocks of 500 leading companies, and is generally representative of the performance of larger companies in the U.S.
ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 479 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	ClearBridge Dividend Strategy Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2021 and December 31, 2020. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	13.15%	$1,000.00	$1,131.50	0.74%	$3.91	Class 1	5.00%	$1,000.00	$1,021.12	0.74%	$3.71
Class A	12.96	1,000.00	1,129.60	1.02	5.39	Class A	5.00	1,000.00	1,019.74	1.02	5.11
Class C	12.55	1,000.00	1,125.50	1.77	9.33	Class C	5.00	1,000.00	1,016.02	1.77	8.85
Class FI	12.99	1,000.00	1,129.90	0.96	5.07	Class FI	5.00	1,000.00	1,020.03	0.96	4.81
Class R	12.80	1,000.00	1,128.00	1.35	7.12	Class R	5.00	1,000.00	1,018.10	1.35	6.76
Class I	13.12	1,000.00	1,131.20	0.73	3.86	Class I	5.00	1,000.00	1,021.17	0.73	3.66
Class IS	13.16	1,000.00	1,131.60	0.69	3.65	Class IS	5.00	1,000.00	1,021.37	0.69	3.46

2	ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2021

ClearBridge Dividend Strategy Fund

Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 6.0%
Diversified Telecommunication Services — 1.6%
Verizon Communications Inc.	2,028,396	$113,651,028
Entertainment — 1.8%
Walt Disney Co.	766,940	134,805,044	*
Media — 2.6%
Comcast Corp., Class A Shares	3,269,410	186,421,758
Total Communication Services		434,877,830
Consumer Discretionary — 2.3%
Specialty Retail — 2.3%
Home Depot Inc.	529,310	168,791,666
Consumer Staples — 8.5%
Beverages — 2.0%
Coca-Cola Co.	2,624,420	142,007,366
Food Products — 4.3%
Mondelez International Inc., Class A Shares	2,392,900	149,412,676
Nestle SA, ADR	1,293,920	161,403,581
Total Food Products		310,816,257
Household Products — 2.2%
Procter & Gamble Co.	1,183,260	159,657,272
Total Consumer Staples		612,480,895
Energy — 5.4%
Oil, Gas & Consumable Fuels — 5.4%
Enbridge Inc.	3,594,323	143,916,693
Pioneer Natural Resources Co.	446,540	72,571,681
Williams Cos. Inc.	6,609,170	175,473,463
Total Energy		391,961,837
Financials — 16.9%
Banks — 6.9%
Bank of America Corp.	3,967,450	163,577,964
JPMorgan Chase & Co.	851,630	132,462,530
PNC Financial Services Group Inc.	582,480	111,113,885
US Bancorp	1,648,720	93,927,578
Total Banks		501,081,957
Capital Markets — 4.8%
Apollo Global Management Inc.	2,665,144	165,771,957
Blackstone Group Inc.	1,833,670	178,122,703
Total Capital Markets		343,894,660
Insurance — 5.2%
American International Group Inc.	2,448,170	116,532,892

See Notes to Financial Statements.

4	ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report

ClearBridge Dividend Strategy Fund

Security	Shares	Value
Insurance — continued
MetLife Inc.	2,136,465	$127,867,430
Travelers Cos. Inc.	862,040	129,056,009
Total Insurance		373,456,331
Total Financials		1,218,432,948
Health Care — 10.2%
Health Care Equipment & Supplies — 1.3%
Becton Dickinson and Co.	388,140	94,391,766
Health Care Providers & Services — 2.0%
UnitedHealth Group Inc.	369,370	147,910,523
Pharmaceuticals — 6.9%
Johnson & Johnson	920,267	151,604,786
Merck & Co. Inc.	1,798,260	139,850,680
Pfizer Inc.	2,619,980	102,598,417
Zoetis Inc.	552,720	103,004,899
Total Pharmaceuticals		497,058,782
Total Health Care		739,361,071
Industrials — 11.7%
Aerospace & Defense — 4.5%
Northrop Grumman Corp.	244,410	88,825,926
Raytheon Technologies Corp.	2,797,190	238,628,279
Total Aerospace & Defense		327,454,205
Air Freight & Logistics — 2.4%
United Parcel Service Inc., Class B Shares	817,920	170,102,823
Commercial Services & Supplies — 2.1%
Waste Management Inc.	1,097,630	153,788,939
Machinery — 0.7%
Otis Worldwide Corp.	592,570	48,454,449
Road & Rail — 2.0%
Union Pacific Corp.	652,880	143,587,898
Total Industrials		843,388,314
Information Technology — 21.1%
Communications Equipment — 1.2%
Cisco Systems Inc.	1,714,270	90,856,310
IT Services — 3.9%
Mastercard Inc., Class A Shares	377,110	137,679,090
Visa Inc., Class A Shares	607,180	141,970,828
Total IT Services		279,649,918
Semiconductors & Semiconductor Equipment — 4.0%
Broadcom Inc.	219,820	104,818,969

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2021

ClearBridge Dividend Strategy Fund

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV	155,170	$31,921,572
Texas Instruments Inc.	803,440	154,501,512
Total Semiconductors & Semiconductor Equipment		291,242,053
Software — 7.2%
Microsoft Corp.	1,515,380	410,516,442
Oracle Corp.	1,387,830	108,028,687
Total Software		518,545,129
Technology Hardware, Storage & Peripherals — 4.8%
Apple Inc.	2,530,232	346,540,575
Total Information Technology		1,526,833,985
Materials — 8.8%
Chemicals — 7.0%
Ecolab Inc.	594,320	122,412,091
Linde PLC	607,180	175,535,738
PPG Industries Inc.	1,212,000	205,761,240
Total Chemicals		503,709,069
Construction Materials — 1.8%
Vulcan Materials Co.	751,660	130,841,456
Total Materials		634,550,525
Real Estate — 2.7%
Equity Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp.	493,740	133,378,923
Boston Properties Inc.	530,420	60,780,828
Total Real Estate		194,159,751
Utilities — 5.7%
Electric Utilities — 2.7%
Edison International	1,514,426	87,564,111
NextEra Energy Inc.	1,474,260	108,033,773
Total Electric Utilities		195,597,884
Multi-Utilities — 3.0%
Public Service Enterprise Group Inc.	1,407,570	84,088,232
Sempra Energy	863,620	114,412,377
WEC Energy Group Inc.	243,240	21,636,198
Total Multi-Utilities		220,136,807
Total Utilities		415,734,691
Total Common Stocks (Cost — $3,588,905,836)		7,180,573,513

See Notes to Financial Statements.

6	ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report

ClearBridge Dividend Strategy Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — 0.0%††
Finance America NIM Trust, 2004-1 A (Cost — $73,449)	5.250%	6/27/34	$73,417	$1	*(a)(b)
Total Investments before Short-Term Investments (Cost — $3,588,979,285)				7,180,573,514

			Shares
Short-Term Investments — 0.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%		43,528,375	43,528,375
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%		10,882,094	10,882,094	(c)
Total Short-Term Investments (Cost — $54,410,469)				54,410,469
Total Investments — 100.1% (Cost — $3,643,389,754)				7,234,983,983
Liabilities in Excess of Other Assets — (0.1)%				(4,890,752)
Total Net Assets — 100.0%				$7,230,093,231

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on this security is currently in default as of June 30, 2021.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2021, the total market value of investments in Affiliated Companies was $10,882,094 and the cost was $10,882,094 (Note 8).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

.

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

June 30, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $3,632,507,660)	$7,224,101,889
Investments in affiliated securities, at value (Cost — $10,882,094)	10,882,094
Dividends and interest receivable	6,488,172
Receivable for securities sold	5,800,759
Receivable for Fund shares sold	2,288,077
Prepaid expenses	88,886
Total Assets	7,249,649,877

Liabilities:
Payable for securities purchased	7,879,276
Payable for Fund shares repurchased	5,369,048
Investment management fee payable	3,839,877
Service and/or distribution fees payable	996,700
Distributions payable	403,937
Trustees’ fees payable	75,248
Interest expense payable	2,960
Accrued expenses	989,600
Total Liabilities	19,556,646
Total Net Assets	$7,230,093,231

Net Assets:
Par value (Note 7)	$2,376
Paid-in capital in excess of par value	3,214,033,714
Total distributable earnings (loss)	4,016,057,141
Total Net Assets	$7,230,093,231

See Notes to Financial Statements.

8	ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report

Net Assets:
Class 1	$1,648,542,376
Class A	$4,267,138,979
Class C	$120,507,065
Class FI	$810,470
Class R	$47,746,564
Class I	$1,086,878,514
Class IS	$58,469,263

Shares Outstanding:
Class 1	54,394,735
Class A	140,875,421
Class C	4,042,201
Class FI	26,826
Class R	1,587,519
Class I	34,816,696
Class IS	1,870,695

Net Asset Value:
Class 1 (and redemption price)	$30.31
Class A (and redemption price)	$30.29
Class C*	$29.81
Class FI (and redemption price)	$30.21
Class R (and redemption price)	$30.08
Class I (and redemption price)	$31.22
Class IS (and redemption price)	$31.26
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$32.14

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended June 30, 2021

Investment Income:
Dividends	$65,589,414
Interest from unaffiliated investments	689
Interest from affiliated investments	299
Less: Foreign taxes withheld	(1,216,317)
Total Investment Income	64,374,085

Expenses:
Investment management fee (Note 2)	22,578,482
Service and/or distribution fees (Notes 2 and 5)	5,728,169
Transfer agent fees (Note 5)	3,390,237
Trustees’ fees	169,470
Registration fees	81,743
Legal fees	72,970
Fund accounting fees	65,074
Shareholder reports	52,228
Insurance	31,792
Audit and tax fees	28,253
Custody fees	18,414
Miscellaneous expenses	10,940
Total Expenses	32,227,772
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(311)
Net Expenses	32,227,461
Net Investment Income	32,146,624

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	432,265,965
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	394,065,314
Net Gain on Investments	826,331,279
Increase in Net Assets From Operations	$858,477,903

See Notes to Financial Statements.

10	ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020	2021	2020

Operations:
Net investment income	$32,146,624	$83,284,692
Net realized gain	432,265,965	22,614,552
Change in net unrealized appreciation (depreciation)	394,065,314	376,406,162
Increase in Net Assets From Operations	858,477,903	482,305,406

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(36,114,360)	(131,798,906)
Decrease in Net Assets From Distributions to Shareholders	(36,114,360)	(131,798,906)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	303,153,781	856,096,719
Reinvestment of distributions	35,338,598	129,038,420
Cost of shares repurchased	(967,699,728)	(1,107,227,816)
Decrease in Net Assets From Fund Share Transactions	(629,207,349)	(122,092,677)
Increase in Net Assets	193,156,194	228,413,823

Net Assets:
Beginning of period	7,036,937,037	6,808,523,214
End of period	$7,230,093,231	$7,036,937,037

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class 1 Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$26.95	$25.56	$21.01	$23.53	$21.21	$19.01

Income (loss) from operations:
Net investment income	0.16	0.36	0.38	0.38	0.37	0.34
Net realized and unrealized gain (loss)	3.38	1.57	6.11	(1.45)	3.71	2.56
Total income (loss) from operations	3.54	1.93	6.49	(1.07)	4.08	2.90

Less distributions from:
Net investment income	(0.18)	(0.38)	(0.40)	(0.40)	(0.34)	(0.28)
Net realized gains	—	(0.16)	(1.54)	(1.05)	(1.42)	(0.42)
Total distributions	(0.18)	(0.54)	(1.94)	(1.45)	(1.76)	(0.70)

Net asset value, end of period	$30.31	$26.95	$25.56	$21.01	$23.53	$21.21
Total return[3]	13.15%	7.93%	31.26%	(4.88)%	19.44%	15.32%

Net assets, end of period (millions)	$1,649	$1,525	$1,542	$1,282	$1,473	$1,344

Ratios to average net assets:
Gross expenses	0.74%[4]	0.76%	0.76%	0.77%	0.83%	0.86%
Net expenses[5]	0.74 [4,6]	0.76 [6]	0.76 [6]	0.77	0.83	0.86
Net investment income	1.11 [4]	1.48	1.56	1.62	1.60	1.70

Portfolio turnover rate	5%	13%	14%	14%	13%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed 1.15%. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to December 1, 2017, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12	ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$26.94	$25.55	$21.00	$23.52	$21.20	$19.00

Income (loss) from operations:
Net investment income	0.12	0.29	0.31	0.31	0.30	0.29
Net realized and unrealized gain (loss)	3.37	1.58	6.11	(1.45)	3.71	2.55
Total income (loss) from operations	3.49	1.87	6.42	(1.14)	4.01	2.84

Less distributions from:
Net investment income	(0.14)	(0.32)	(0.33)	(0.33)	(0.27)	(0.22)
Net realized gains	—	(0.16)	(1.54)	(1.05)	(1.42)	(0.42)
Total distributions	(0.14)	(0.48)	(1.87)	(1.38)	(1.69)	(0.64)

Net asset value, end of period	$30.29	$26.94	$25.55	$21.00	$23.52	$21.20
Total return[3]	12.96%	7.62%	30.92%	(5.16)%	19.12%	15.03%

Net assets, end of period (millions)	$4,267	$3,823	$3,702	$2,836	$3,180	$2,820

Ratios to average net assets:
Gross expenses	1.02%[4]	1.05%	1.04%	1.06%	1.11%	1.14%
Net expenses[5]	1.02 [4,6]	1.05 [6]	1.04 [6]	1.06 [6]	1.11 [6]	1.14
Net investment income	0.83 [4]	1.20	1.28	1.34	1.32	1.43

Portfolio turnover rate	5%	13%	14%	14%	13%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to December 1, 2017, the expense limitation was 1.20%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$26.51	$25.15	$20.69	$23.19	$20.92	$18.77

Income (loss) from operations:
Net investment income	0.01	0.12	0.14	0.15	0.14	0.15
Net realized and unrealized gain (loss)	3.32	1.56	6.01	(1.43)	3.66	2.51
Total income (loss) from operations	3.33	1.68	6.15	(1.28)	3.80	2.66

Less distributions from:
Net investment income	(0.03)	(0.16)	(0.15)	(0.17)	(0.11)	(0.09)
Net realized gains	—	(0.16)	(1.54)	(1.05)	(1.42)	(0.42)
Total distributions	(0.03)	(0.32)	(1.69)	(1.22)	(1.53)	(0.51)

Net asset value, end of period	$29.81	$26.51	$25.15	$20.69	$23.19	$20.92
Total return[3]	12.55%	6.86%	29.99%	(5.82)%	18.31%	14.20%

Net assets, end of period (millions)	$121	$133	$189	$295	$368	$369

Ratios to average net assets:
Gross expenses	1.77%[4]	1.74%	1.75%	1.75%	1.81%	1.83%
Net expenses[5]	1.77 [4,6]	1.74 [6]	1.75 [6]	1.75 [6]	1.81 [6]	1.83
Net investment income	0.08 [4]	0.51	0.58	0.65	0.62	0.73

Portfolio turnover rate	5%	13%	14%	14%	13%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to December 1, 2017, the expense limitation was 1.95%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$26.87	$25.49	$20.96	$23.49	$21.19	$18.98

Income (loss) from operations:
Net investment income	0.13	0.30	0.33	0.32	0.28	0.26
Net realized and unrealized gain (loss)	3.36	1.58	6.09	(1.45)	3.71	2.57
Total income (loss) from operations	3.49	1.88	6.42	(1.13)	3.99	2.83

Less distributions from:
Net investment income	(0.15)	(0.34)	(0.35)	(0.35)	(0.27)	(0.20)
Net realized gains	—	(0.16)	(1.54)	(1.05)	(1.42)	(0.42)
Total distributions	(0.15)	(0.50)	(1.89)	(1.40)	(1.69)	(0.62)

Net asset value, end of period	$30.21	$26.87	$25.49	$20.96	$23.49	$21.19
Total return[3]	12.99%	7.71%	30.91%	(5.09)%	19.02%	14.98%

Net assets, end of period (000s)	$810	$736	$420	$181	$52	$26

Ratios to average net assets:
Gross expenses	0.96%[4]	0.97%	0.99%	1.07%	1.15%	1.24%
Net expenses[5]	0.96 [4,6]	0.97 [6]	0.99 [6]	1.07	1.15	1.20 [6]
Net investment income	0.89 [4]	1.26	1.33	1.40	1.24	1.28

Portfolio turnover rate	5%	13%	14%	14%	13%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to December 1, 2017, the expense limitation was 1.20%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$26.75	$25.37	$20.86	$23.37	$21.10	$18.94

Income (loss) from operations:
Net investment income	0.07	0.21	0.23	0.24	0.23	0.23
Net realized and unrealized gain (loss)	3.35	1.57	6.07	(1.44)	3.69	2.56
Total income (loss) from operations	3.42	1.78	6.30	(1.20)	3.92	2.79

Less distributions from:
Net investment income	(0.09)	(0.24)	(0.25)	(0.26)	(0.23)	(0.21)
Net realized gains	—	(0.16)	(1.54)	(1.05)	(1.42)	(0.42)
Total distributions	(0.09)	(0.40)	(1.79)	(1.31)	(1.65)	(0.63)

Net asset value, end of period	$30.08	$26.75	$25.37	$20.86	$23.37	$21.10
Total return[3]	12.80%	7.27%	30.47%	(5.41)%	18.76%	14.78%

Net assets, end of period (000s)	$47,747	$44,349	$51,821	$42,214	$46,035	$14,551

Ratios to average net assets:
Gross expenses	1.35%[4]	1.37%	1.36%	1.38%	1.43%	1.37%
Net expenses[5]	1.35 [4,6]	1.37 [6]	1.36 [6]	1.38	1.40 [6]	1.37
Net investment income	0.50 [4]	0.87	0.96	1.02	1.02	1.15

Portfolio turnover rate	5%	13%	14%	14%	13%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$27.76	$26.31	$21.58	$24.13	$21.71	$19.44

Income (loss) from operations:
Net investment income	0.16	0.37	0.40	0.40	0.37	0.36
Net realized and unrealized gain (loss)	3.48	1.63	6.28	(1.49)	3.81	2.61
Total income (loss) from operations	3.64	2.00	6.68	(1.09)	4.18	2.97

Less distributions from:
Net investment income	(0.18)	(0.39)	(0.41)	(0.41)	(0.34)	(0.28)
Net realized gains	—	(0.16)	(1.54)	(1.05)	(1.42)	(0.42)
Total distributions	(0.18)	(0.55)	(1.95)	(1.46)	(1.76)	(0.70)

Net asset value, end of period	$31.22	$27.76	$26.31	$21.58	$24.13	$21.71
Total return[3]	13.12%	7.96%	31.31%	(4.85)%	19.45%	15.37%

Net assets, end of period (millions)	$1,087	$1,346	$1,218	$1,091	$1,144	$976

Ratios to average net assets:
Gross expenses	0.73%[4]	0.74%	0.73%	0.74%	0.84%	0.84%
Net expenses[5]	0.73 [4,6]	0.74 [6]	0.73 [6]	0.74	0.84	0.84
Net investment income	1.08 [4]	1.52	1.59	1.66	1.59	1.72

Portfolio turnover rate	5%	13%	14%	14%	13%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to December 1, 2017, the expense limitation was 0.85%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$27.79	$26.34	$21.61	$24.16	$21.73	$19.45

Income (loss) from operations:
Net investment income	0.17	0.38	0.41	0.41	0.39	0.35
Net realized and unrealized gain (loss)	3.48	1.64	6.28	(1.49)	3.82	2.65
Total income (loss) from operations	3.65	2.02	6.69	(1.08)	4.21	3.00

Less distributions from:
Net investment income	(0.18)	(0.41)	(0.42)	(0.42)	(0.36)	(0.30)
Net realized gains	—	(0.16)	(1.54)	(1.05)	(1.42)	(0.42)
Total distributions	(0.18)	(0.57)	(1.96)	(1.47)	(1.78)	(0.72)

Net asset value, end of period	$31.26	$27.79	$26.34	$21.61	$24.16	$21.73
Total return[3]	13.16%	8.02%	31.34%	(4.79)%	19.60%	15.52%

Net assets, end of period (000s)	$58,469	$164,387	$105,725	$28,125	$30,580	$3,349

Ratios to average net assets:
Gross expenses	0.69%[4]	0.68%	0.67%	0.68%	0.73%	0.74%
Net expenses[5]	0.69 [4,6]	0.68 [6]	0.67 [6]	0.68	0.73	0.74
Net investment income	1.19 [4]	1.52	1.62	1.72	1.66	1.65

Portfolio turnover rate	5%	13%	14%	14%	13%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to December 1, 2017, the expense limitation was 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the

ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20	ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$7,180,573,513	—	—	$7,180,573,513
Asset-Backed Securities	—	$1	—	1
Total Long-Term Investments	7,180,573,513	1	—	7,180,573,514
Short-Term Investments†	54,410,469	—	—	54,410,469
Total Investments	$7,234,983,982	$1	—	$7,234,983,983

†	See Schedule of Investments for additional detailed categorizations.

(b) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

22	ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1, Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.15%, 1.15%, 1.90%, 1.15%, 1.40%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 and Class IS shares did not exceed the ratio of total annual fund operating expenses for Class A and Class I shares, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2021, fees waived and/or expenses reimbursed amounted to $311, which included an affiliated money market fund waiver of $210.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. As of July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

There is a maximum initial sales charge of 5.75% for Class A shares. Class C shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$2,282,932	—
CDSCs	1,687	$1,599

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

24	ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report

3. Investments

During the six months ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$376,923,836
Sales	1,011,566,999

At June 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$3,643,389,754	$3,609,361,094	$(17,766,865)	$3,591,594,229

4. Derivative instruments and hedging activities

During the six months ended June 30, 2021, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class 1	—		$609,442
Class A	$4,996,594	†	2,236,829
Class C	616,711	†	64,393
Class FI	957		180
Class R	113,907		42,868
Class I	—		414,810
Class IS	—		21,715
Total	$5,728,169		$3,390,237

†

Amounts shown are exclusive of expense reimbursements. For the six months ended June 30, 2021, the service and/or distribution fees reimbursed amounted to $84 and $17 for Class A and Class C shares, respectively.

ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2021, waivers and/or expense reimbursements by class were as follows:

	Waivers/Expense Reimbursements
Class 1	$46
Class A	201
Class C	21
Class FI	0	*
Class R	1
Class I	37
Class IS	5
Total	$311

*	Amount represents less than $1.

6. Distributions to shareholders by class

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Net Investment Income:
Class 1	$9,705,153	$22,313,399
Class A	19,307,951	45,151,814
Class C	112,888	991,071
Class FI	3,909	7,241
Class R	145,047	420,689
Class I	6,156,901	18,929,961
Class IS	682,511	2,378,191
Total	$36,114,360	$90,192,366

Net Realized Gains:
Class 1	—	$9,118,582
Class A	—	22,609,537
Class C	—	910,031
Class FI	—	3,947
Class R	—	272,158
Class I	—	7,639,862
Class IS	—	1,052,423
Total	—	$41,606,540

7. Shares of beneficial interest

At June 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

26	ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount

Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	331,420	$9,704,575	1,358,240	$31,430,210
Shares repurchased	(2,530,805)	(72,142,831)	(5,081,156)	(122,040,023)
Net decrease	(2,199,385)	$(62,438,256)	(3,722,916)	$(90,609,813)

Class A
Shares sold	6,138,831	$174,822,450	12,709,244	$301,328,421
Shares issued on reinvestment	648,413	18,979,068	2,882,903	66,723,776
Shares repurchased	(7,832,073)	(222,664,480)	(18,571,816)	(438,958,587)
Net decrease	(1,044,829)	$(28,862,962)	(2,979,669)	$(70,906,390)

Class C
Shares sold	185,026	$5,159,011	563,818	$13,151,131
Shares issued on reinvestment	3,744	107,477	77,654	1,763,196
Shares repurchased	(1,167,841)	(32,391,734)	(3,116,442)	(72,345,678)
Net decrease	(979,071)	$(27,125,246)	(2,474,970)	$(57,431,351)

Class FI
Shares sold	562	$15,630	13,153	$318,324
Shares issued on reinvestment	128	3,753	471	11,052
Shares repurchased	(1,257)	(35,452)	(2,707)	(64,927)
Net increase (decrease)	(567)	$(16,069)	10,917	$264,449

Class R
Shares sold	32,847	$921,444	80,884	$1,910,130
Shares issued on reinvestment	4,988	144,889	30,169	690,702
Shares repurchased	(108,270)	(3,069,566)	(495,872)	(11,527,397)
Net decrease	(70,435)	$(2,003,233)	(384,819)	$(8,926,565)

Class I
Shares sold	3,956,758	$115,106,971	18,044,133	$442,452,193
Shares issued on reinvestment	189,905	5,729,401	1,049,693	25,025,272
Shares repurchased	(17,820,456)	(505,302,801)	(16,902,845)	(403,663,369)
Net increase (decrease)	(13,673,793)	$(384,466,429)	2,190,981	$63,814,096

Class IS
Shares sold	242,670	$7,128,275	4,113,766	$96,936,520
Shares issued on reinvestment	22,584	669,435	141,007	3,394,212
Shares repurchased	(4,310,176)	(132,092,864)	(2,352,916)	(58,627,835)
Net increase (decrease)	(4,044,922)	$(124,295,154)	1,901,857	$41,702,897

ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2021. The following transactions were effected in such company for the six months ended June 30, 2021.

	Affiliate Value at December 31, 2020

		Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$6,122,416	$100,771,966	100,771,966	$96,012,288	96,012,288

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$299	—	$10,882,094

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

10. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

28	ClearBridge Dividend Strategy Fund 2021 Semi-Annual Report

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on June 15, 2021 for shareholders of record as of March 1, 2021 (the “Record Date”) to elect the Board of Trustees of the Trust. Shareholders of the Fund and each other series of the Trust voted together as a single class to elect the Board.

Shareholders of the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective July 1, 2021, the Board is composed of the following Trustees:

Trustee	For	Withheld
Paul R. Ades	34,818,031,380	864,701,681
Andrew L. Breech	34,891,912,353	790,820,707
Althea L. Duersten	34,730,529,034	952,204,027
Stephen R. Gross	34,874,507,049	808,226,012
Susan M. Heilbron	34,856,171,717	826,561,344
Howard J. Johnson	34,814,514,173	868,218,888
Arnold L. Lehman	34,848,857,750	833,875,311
Robin J.W. Masters	34,921,642,190	761,090,871
Jerome H. Miller	34,813,954,150	868,778,910
Ken Miller	34,616,366,023	1,066,367,039
G. Peter O’Brien	34,889,564,576	793,168,485
Thomas F. Schlafly	34,849,538,606	833,194,455
Jane E. Trust	34,981,181,494	701,551,567

The above Trustees have also been elected to serve as board members of other mutual funds within the Franklin Templeton fund complex.

ClearBridge Dividend Strategy Fund	29

ClearBridge

Dividend Strategy Fund

Trustees*

Paul R. Ades

Andrew L. Breech

Althea L. Duersten**

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J.W.Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*

During a June 15, 2021 special meeting of shareholders, a new group of Trustees were elected to oversee the mutual funds of Legg Mason Global Asset Management Trust, Legg Mason Partners Equity Trust and Legg Mason Partners Variable Equity Trust, effective July 1, 2021.

**	Effective January 1, 2021, Ms. Duersten became Chair.
†	Effective July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

ClearBridge Dividend Strategy Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

ClearBridge Dividend Strategy Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Dividend Strategy Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FDXX011849 8/21 SR21-4211

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 23, 2021